DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF

November 30, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 98.1%
Basic Materials - 4.5%
Chemicals - 2.5%
Chemours Co.
6.625%, 5/15/23	$319,000	$315,012
7.00%, 5/15/25 (a)	200,000	185,500
5.375%, 5/15/27	150,000	126,379
Consolidated Energy Finance SA
6.875%, 6/15/25, 144A	200,000	189,498
6.50%, 5/15/26, 144A	100,000	93,285
Element Solutions, Inc., 144A
5.875%, 12/1/25	250,000	260,623
Hexion, Inc., 144A
7.875%, 7/15/27	120,000	121,203
NOVA Chemicals Corp.
5.25%, 8/1/23, 144A	150,000	151,498
4.875%, 6/1/24, 144A	450,000	454,500
5.25%, 6/1/27, 144A	700,000	708,626
OCI NV
6.625%, 4/15/23, 144A	200,000	209,200
5.25%, 11/1/24, 144A	200,000	207,500
Olin Corp.
5.625%, 8/1/29	250,000	261,256
5.00%, 2/1/30	300,000	298,507
Starfruit Finco BV / Starfruit US Holdco LLC, 144A
8.00%, 10/1/26 (a)	150,000	156,379

		3,738,966

Iron/Steel - 0.6%
AK Steel Corp.
7.625%, 10/1/21	50,000	49,770
Allegheny Technologies, Inc.
7.875%, 8/15/23	155,000	172,630
Cleveland-Cliffs, Inc.
5.75%, 3/1/25 (a)	101,000	101,126
5.875%, 6/1/27, 144A	200,000	191,965
United States Steel Corp.
6.875%, 8/15/25 (a)	246,000	231,240
6.25%, 3/15/26	200,000	172,505

		919,236

Mining - 1.4%
Alcoa Nederland Holding BV
7.00%, 9/30/26, 144A	150,000	163,473
6.125%, 5/15/28, 144A	200,000	215,964
Aleris International, Inc., 144A
10.75%, 7/15/23 (a)	100,000	104,917
FMG Resources August 2006 Pty Ltd., 144A
4.50%, 9/15/27	200,000	200,505
Freeport-McMoRan, Inc.
5.00%, 9/1/27	185,000	190,323
5.25%, 9/1/29	185,000	190,786
Hudbay Minerals, Inc., 144A
7.625%, 1/15/25	310,000	311,547
Joseph T Ryerson & Son, Inc., 144A
11.00%, 5/15/22	172,000	182,233
Novelis Corp., 144A
5.875%, 9/30/26	470,000	493,417

		2,053,165

Communications - 28.8%
Advertising - 0.3%
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.00%, 8/15/27, 144A	200,000	209,214
4.625%, 3/15/30, 144A	150,000	151,782

		360,996

Internet - 3.1%
Match Group, Inc., 144A
5.00%, 12/15/27	150,000	154,177
Netflix, Inc.
4.875%, 4/15/28	567,000	582,198
5.875%, 11/15/28	517,000	566,128
6.375%, 5/15/29	340,000	381,165
5.375%, 11/15/29, 144A	200,000	211,025
4.875%, 6/15/30, 144A	300,000	303,000
NortonLifeLock, Inc., 144A
5.00%, 4/15/25	400,000	404,210
Photo Holdings Merger Sub, Inc., 144A
8.50%, 10/1/26	250,000	209,843
Uber Technologies, Inc.
7.50%, 11/1/23, 144A	150,000	154,874
8.00%, 11/1/26, 144A	450,000	457,795
7.50%, 9/15/27, 144A	400,000	397,510
Zayo Group LLC / Zayo Capital, Inc.
6.375%, 5/15/25	413,000	425,902
5.75%, 1/15/27, 144A	385,000	393,796

		4,641,623

Media - 13.2%
Altice Financing SA
6.625%, 2/15/23, 144A	600,000	614,994
7.50%, 5/15/26, 144A	750,000	799,669
Altice Finco SA, 144A
8.125%, 1/15/24	100,000	103,291
Altice Luxembourg SA
7.625%, 2/15/25, 144A	570,000	594,937
10.50%, 5/15/27, 144A	450,000	511,436

AMC Networks, Inc.
4.75%, 8/1/25	298,000	296,510
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 2/1/28, 144A	700,000	738,517
5.375%, 6/1/29, 144A	450,000	483,199
4.75%, 3/1/30, 144A	500,000	515,012
Cengage Learning, Inc., 144A
9.50%, 6/15/24	175,000	148,677
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/24, 144A	596,000	658,014
5.125%, 8/15/27, 144A	400,000	417,010
CSC Holdings LLC
5.50%, 4/15/27, 144A	100,000	106,607
5.375%, 2/1/28, 144A	225,000	238,460
7.50%, 4/1/28, 144A	300,000	338,572
6.50%, 2/1/29, 144A	450,000	502,778
5.75%, 1/15/30, 144A	800,000	844,000
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.375%, 8/15/26, 144A	950,000	966,030
6.625%, 8/15/27, 144A (a)	400,000	390,894
DISH DBS Corp.
5.875%, 7/15/22	784,000	821,235
5.00%, 3/15/23	350,000	353,497
5.875%, 11/15/24	550,000	550,688
7.75%, 7/1/26	675,000	700,726
Entercom Media Corp., 144A
7.25%, 11/1/24	150,000	158,687
Gray Television, Inc.
5.875%, 7/15/26, 144A	300,000	318,803
7.00%, 5/15/27, 144A	250,000	277,456
iHeartCommunications, Inc.
6.375%, 5/1/26 (a)	200,000	216,375
8.375%, 5/1/27	450,000	491,545
5.25%, 8/15/27, 144A	250,000	257,494
4.75%, 1/15/28, 144A	175,000	176,540
LCPR Senior Secured Financing DAC, 144A
6.75%, 10/15/27	350,000	361,813
Meredith Corp.
6.875%, 2/1/26	400,000	412,139
Nexstar Broadcasting, Inc., 144A
5.625%, 7/15/27	500,000	527,851
Sinclair Television Group, Inc.
5.125%, 2/15/27, 144A	300,000	303,854
5.50%, 3/1/30, 144A	200,000	201,000
Sirius XM Radio, Inc.
5.00%, 8/1/27, 144A	450,000	474,761
5.50%, 7/1/29, 144A	400,000	430,510
TEGNA, Inc., 144A
5.00%, 9/15/29	350,000	350,875
Telenet Finance Luxembourg Notes Sarl, 144A
5.50%, 3/1/28	200,000	213,400
Univision Communications, Inc.
5.125%, 5/15/23, 144A	350,000	346,063
5.125%, 2/15/25, 144A	475,000	458,969
UPC Holding BV, 144A
5.50%, 1/15/28	650,000	658,010
Virgin Media Secured Finance PLC, 144A
5.50%, 5/15/29	250,000	263,131
Ziggo Bond Co. BV
5.875%, 1/15/25, 144A	200,000	206,583
6.00%, 1/15/27, 144A	100,000	105,133
Ziggo BV
5.50%, 1/15/27, 144A	550,000	583,617
4.875%, 1/15/30, 144A	200,000	205,465

		19,694,827

Telecommunications - 12.2%
Altice France SA
7.375%, 5/1/26, 144A	1,800,000	1,926,045
8.125%, 2/1/27, 144A	450,000	499,511
5.50%, 1/15/28, 144A	350,000	354,384
C&W Senior Financing DAC
7.50%, 10/15/26, 144A	200,000	215,214
6.875%, 9/15/27, 144A	400,000	423,179
CenturyLink, Inc.
Series Y, 7.50%, 4/1/24 (a)	506,000	570,515
5.625%, 4/1/25 (a)	200,000	211,748
Cincinnati Bell, Inc., 144A
7.00%, 7/15/24	200,000	187,748
CommScope Technologies LLC
6.00%, 6/15/25, 144A	350,000	338,625
5.00%, 3/15/27, 144A	200,000	176,009
CommScope, Inc.
5.50%, 3/1/24, 144A	300,000	312,372
5.50%, 6/15/24, 144A	550,000	540,496
6.00%, 3/1/26, 144A	500,000	524,688
8.25%, 3/1/27, 144A	250,000	251,869
Connect Finco SARL / Connect US Finco LLC, 144A
6.75%, 10/1/26	600,000	616,500
Consolidated Communications, Inc.
6.50%, 10/1/22 (a)	160,000	137,600
DKT Finance ApS, 144A
9.375%, 6/17/23	200,000	212,900

Frontier Communications Corp.
8.75%, 4/15/22	226,000	105,726
10.50%, 9/15/22	600,000	284,437
7.125%, 1/15/23	200,000	92,250
7.625%, 4/15/24	250,000	117,500
6.875%, 1/15/25	259,000	118,600
11.00%, 9/15/25	1,070,000	494,875
8.50%, 4/1/26, 144A	500,000	495,012
8.00%, 4/1/27, 144A	550,000	569,152
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc., 144A
9.875%, 5/1/24	250,000	263,422
GTT Communications, Inc., 144A
7.875%, 12/31/24 (a)	150,000	91,875
Hughes Satellite Systems Corp.
6.625%, 8/1/26	450,000	495,156
Intelsat Connect Finance SA, 144A
9.50%, 2/15/23 (a)	350,000	205,625
Intelsat Jackson Holdings SA
5.50%, 8/1/23	400,000	318,880
8.50%, 10/15/24, 144A	900,000	742,500
9.75%, 7/15/25, 144A	800,000	674,000
Intelsat Luxembourg SA
7.75%, 6/1/21 (a)	100,000	72,225
8.125%, 6/1/23 (a)	300,000	137,247
Level 3 Financing, Inc., 144A
4.625%, 9/15/27	300,000	306,008
Metropolitan Light Co. Ltd., 144A
5.50%, 11/21/22	200,000	206,143
Sable International Finance Ltd., 144A
5.75%, 9/7/27	200,000	210,320
Sprint Communications, Inc.
6.00%, 11/15/22	215,000	226,825
Sprint Corp.
7.875%, 9/15/23	1,250,000	1,377,344
7.125%, 6/15/24	1,350,000	1,458,000
7.625%, 2/15/25	300,000	329,340
7.625%, 3/1/26	400,000	437,490
ViaSat, Inc.
5.625%, 9/15/25, 144A	250,000	254,373
5.625%, 4/15/27, 144A	200,000	213,715
West Corp., 144A
8.50%, 10/15/25	350,000	280,875

		18,078,318

Consumer, Cyclical - 13.8%
Airlines - 0.1%
Virgin Australia Holdings Ltd., 144A
8.125%, 11/15/24	150,000	147,825

Auto Manufacturers - 1.0%
Allison Transmission, Inc.
4.75%, 10/1/27, 144A	150,000	154,552
5.875%, 6/1/29, 144A	100,000	108,107
Jaguar Land Rover Automotive PLC
5.625%, 2/1/23, 144A (a)	250,000	251,873
4.50%, 10/1/27, 144A	125,000	106,384
Navistar International Corp., 144A
6.625%, 11/1/25	400,000	413,000
Tesla, Inc., 144A
5.30%, 8/15/25 (a)	500,000	480,620

		1,514,536

Auto Parts & Equipment - 1.7%
Adient Global Holdings Ltd., 144A
4.875%, 8/15/26	270,000	230,857
American Axle & Manufacturing, Inc.
6.25%, 4/1/25	150,000	152,812
6.25%, 3/15/26	198,000	198,316
6.50%, 4/1/27	170,000	171,279
Dana, Inc.
5.50%, 12/15/24	125,000	128,958
Goodyear Tire & Rubber Co.
5.00%, 5/31/26	50,000	51,545
4.875%, 3/15/27 (a)	500,000	510,013
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.
6.25%, 5/15/26, 144A	300,000	319,501
8.50%, 5/15/27, 144A	600,000	614,265
Tenneco, Inc.
5.00%, 7/15/26 (a)	100,000	86,028

		2,463,574

Distribution/Wholesale - 0.9%
American Builders & Contractors Supply Co., Inc., 144A
5.875%, 5/15/26	225,000	239,349
Core & Main LP, 144A
6.125%, 8/15/25	175,000	179,373
Performance Food Group, Inc., 144A
5.50%, 10/15/27	300,000	319,508
Wolverine Escrow LLC
8.50%, 11/15/24, 144A	200,000	202,076
9.00%, 11/15/26, 144A	300,000	303,780
13.125%, 11/15/27, 144A	150,000	147,780

		1,391,866

Entertainment - 2.8%
AMC Entertainment Holdings, Inc.
5.75%, 6/15/25 (a)	200,000	186,500
5.875%, 11/15/26	180,000	162,418
6.125%, 5/15/27 (a)	187,000	168,772

Caesars Resort Collection LLC / CRC Finco, Inc., 144A
5.25%, 10/15/25	500,000	517,980
Churchill Downs, Inc.
5.50%, 4/1/27, 144A	200,000	213,464
4.75%, 1/15/28, 144A	100,000	103,732
Cirsa Finance International Sarl, 144A
7.875%, 12/20/23	200,000	212,194
International Game Technology PLC, 144A
6.25%, 1/15/27	200,000	224,965
Lions Gate Capital Holdings LLC
6.375%, 2/1/24, 144A	100,000	97,499
5.875%, 11/1/24, 144A	200,000	193,127
Merlin Entertainments PLC, 144A
5.75%, 6/15/26	150,000	162,052
Mohegan Gaming & Entertainment, 144A
7.875%, 10/15/24	175,000	170,260
Scientific Games International, Inc.
5.00%, 10/15/25, 144A	350,000	366,461
8.25%, 3/15/26, 144A	400,000	433,790
7.00%, 5/15/28, 144A	200,000	209,000
7.25%, 11/15/29, 144A	150,000	157,125
Six Flags Entertainment Corp., 144A
5.50%, 4/15/27	210,000	219,938
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, 144A
7.00%, 7/15/26	310,000	335,520

		4,134,797

Home Builders - 0.8%
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 144A
6.25%, 9/15/27	250,000	261,831
CalAtlantic Group, Inc.
5.25%, 6/1/26	75,000	75,375
Century Communities, Inc., 144A
6.75%, 6/1/27	100,000	106,232
K Hovnanian Enterprises, Inc., 144A
10.50%, 7/15/24	200,000	140,500
Mattamy Group Corp., 144A
6.50%, 10/1/25	150,000	160,498
Taylor Morrison Communities, Inc.
5.875%, 6/15/27, 144A	200,000	216,965
5.75%, 1/15/28, 144A	95,000	101,921
William Lyon Homes, Inc.
6.00%, 9/1/23	150,000	156,812

		1,220,134

Home Furnishings - 0.2%
Tempur Sealy International, Inc.
5.50%, 6/15/26	250,000	263,081

Housewares - 0.1%
Scotts Miracle-Gro Co., 144A
4.50%, 10/15/29	150,000	151,879

Leisure Time - 0.2%
24 Hour Fitness Worldwide, Inc., 144A
8.00%, 6/1/22	100,000	47,281
Viking Cruises Ltd., 144A
5.875%, 9/15/27	270,000	289,527

		336,808

Lodging - 1.5%
Boyd Gaming Corp.
6.00%, 8/15/26	200,000	213,569
Diamond Resorts International, Inc.
7.75%, 9/1/23, 144A	20,000	20,600
10.75%, 9/1/24, 144A	250,000	256,979
Melco Resorts Finance Ltd.
4.875%, 6/6/25, 144A	250,000	255,933
5.25%, 4/26/26, 144A	150,000	154,776
5.625%, 7/17/27, 144A	200,000	207,637
Station Casinos LLC, 144A
5.00%, 10/1/25	150,000	152,625
Wyndham Destinations, Inc.
5.75%, 4/1/27	150,000	162,802
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 3/1/25, 144A	300,000	320,622
5.25%, 5/15/27, 144A	450,000	469,687

		2,215,230

Retail - 4.1%
1011778 BC ULC / New Red Finance, Inc., 144A
4.375%, 1/15/28	200,000	201,250
Beacon Roofing Supply, Inc., 144A
4.875%, 11/1/25	430,000	418,712
eG Global Finance PLC
6.75%, 2/7/25, 144A	150,000	148,500
8.50%, 10/30/25, 144A (a)	250,000	262,500
Ferrellgas LP / Ferrellgas Finance Corp.
6.50%, 5/1/21 (a)	350,000	302,890
6.75%, 6/15/23	100,000	85,541
Golden Nugget, Inc.
6.75%, 10/15/24, 144A	320,000	331,197
8.75%, 10/1/25, 144A	280,000	297,497

IRB Holding Corp., 144A
6.75%, 2/15/26	150,000	156,990
JC Penney Corp., Inc.
5.875%, 7/1/23, 144A	150,000	126,748
8.625%, 3/15/25, 144A	170,000	107,596
L Brands, Inc.
5.25%, 2/1/28	150,000	139,473
7.50%, 6/15/29	150,000	151,129
Michaels Stores, Inc., 144A
8.00%, 7/15/27	150,000	144,379
Neiman Marcus Group Ltd. LLC / Neiman Marcus Group LLC / Mariposa Borrower / NMG
8.00%, 10/25/24, 144A	200,000	56,000
8.75%, 10/25/24, 144A	150,000	43,125
Penske Automotive Group, Inc.
5.50%, 5/15/26	150,000	157,848
PetSmart, Inc.
7.125%, 3/15/23, 144A	750,000	676,875
5.875%, 6/1/25, 144A	322,000	316,365
8.875%, 6/1/25, 144A	75,000	66,750
Rite Aid Corp., 144A
6.125%, 4/1/23	518,000	429,940
Staples, Inc.
7.50%, 4/15/26, 144A	650,000	681,281
10.75%, 4/15/27, 144A (a)	300,000	309,788
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 6/1/24	150,000	153,749
Yum! Brands, Inc., 144A
4.75%, 1/15/30	250,000	259,381

		6,025,504

Toys/Games/Hobbies - 0.4%
Mattel, Inc.
6.75%, 12/31/25, 144A	400,000	420,000
5.875%, 12/15/27, 144A	200,000	203,020

		623,020

Consumer, Non-cyclical - 18.8%
Agriculture - 0.7%
JBS Investments II GmbH
7.00%, 1/15/26, 144A	350,000	379,890
5.75%, 1/15/28, 144A	250,000	263,687
Vector Group Ltd.
6.125%, 2/1/25, 144A	250,000	239,685
10.50%, 11/1/26, 144A	150,000	154,304

		1,037,566

Commercial Services - 3.6%
Ahern Rentals, Inc., 144A
7.375%, 5/15/23	130,000	101,779
Algeco Global Finance PLC, 144A
8.00%, 2/15/23	150,000	146,998
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144A
5.75%, 7/15/27	100,000	103,432
Brink’s Co., 144A
4.625%, 10/15/27	225,000	231,710
Herc Holdings, Inc., 144A
5.50%, 7/15/27	400,000	419,510
Hertz Corp.
6.25%, 10/15/22	230,000	233,161
5.50%, 10/15/24, 144A	225,000	228,937
7.125%, 8/1/26, 144A	175,000	186,703
6.00%, 1/15/28, 144A	250,000	249,090
MPH Acquisition Holdings LLC, 144A
7.125%, 6/1/24	450,000	409,496
Nielsen Co. Luxembourg SARL, 144A
5.00%, 2/1/25 (a)	200,000	201,248
Nielsen Finance LLC / Nielsen Finance Co., 144A
5.00%, 4/15/22	610,000	615,338
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.25%, 4/15/24, 144A	250,000	258,123
5.75%, 4/15/26, 144A	400,000	418,558
Refinitiv US Holdings, Inc., 144A
8.25%, 11/15/26	500,000	560,637
Sotheby’s, 144A
7.375%, 10/15/27	200,000	195,755
Team Health Holdings, Inc., 144A
6.375%, 2/1/25 (a)	283,000	150,815
United Rentals North America, Inc.
5.25%, 1/15/30	250,000	266,256
Verscend Escrow Corp., 144A
9.75%, 8/15/26	300,000	323,258

		5,300,804

Cosmetics/Personal Care - 0.4%
Avon Products, Inc.
7.00%, 3/15/23	178,000	191,851
Coty, Inc., 144A
6.50%, 4/15/26	200,000	207,005
Revlon Consumer Products Corp.
5.75%, 2/15/21	150,000	121,087
6.25%, 8/1/24	110,000	55,139

		575,082

Food - 2.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertson’s LLC
6.625%, 6/15/24	345,000	362,771
5.75%, 3/15/25	400,000	409,166
7.50%, 3/15/26, 144A	250,000	277,343
4.625%, 1/15/27, 144A	250,000	247,525
5.875%, 2/15/28, 144A	175,000	183,500
B&G Foods, Inc.
5.25%, 4/1/25	300,000	303,750
5.25%, 9/15/27	150,000	146,813
JBS USA LUX SA / JBS USA Finance, Inc., 144A
6.75%, 2/15/28	300,000	331,949
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
6.50%, 4/15/29, 144A	400,000	444,139
5.50%, 1/15/30, 144A	400,000	427,639
Post Holdings, Inc.
5.625%, 1/15/28, 144A	80,000	85,586
5.50%, 12/15/29, 144A	430,000	451,511
Sigma Holdco BV, 144A
7.875%, 5/15/26	200,000	195,591

		3,867,283

Healthcare-Products - 0.4%
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 144A
6.625%, 5/15/22	450,000	444,372
Sotera Health Holdings LLC, 144A
6.50%, 5/15/23	150,000	154,950

		599,322

Healthcare-Services - 5.9%
AHP Health Partners, Inc., 144A
9.75%, 7/15/26	200,000	215,569
CHS/Community Health Systems, Inc.
5.125%, 8/1/21	300,000	298,425
6.875%, 2/1/22	1,000	782
6.25%, 3/31/23	1,036,000	1,025,640
9.875%, 6/30/23, 144A	950,000	800,769
8.625%, 1/15/24, 144A	250,000	258,123
8.125%, 6/30/24, 144A	50,000	39,124
8.00%, 3/15/26, 144A	600,000	600,374
8.00%, 12/15/27, 144A	235,000	230,888
6.875%, 4/1/28, 144A	574,000	289,870
DaVita, Inc.
5.00%, 5/1/25	475,000	491,236
Encompass Health Corp.
4.75%, 2/1/30	225,000	232,831
Envision Healthcare Corp., 144A
8.75%, 10/15/26	400,000	164,139
MEDNAX, Inc.
5.25%, 12/1/23, 144A	300,000	307,497
6.25%, 1/15/27, 144A	250,000	255,006
Quorum Health Corp.
11.625%, 4/15/23 (a)	83,000	57,512
RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 144A
9.75%, 12/1/26	500,000	551,263
Select Medical Corp., 144A
6.25%, 8/15/26	175,000	188,015
Surgery Center Holdings, Inc., 144A
10.00%, 4/15/27 (a)	100,000	105,285
Tenet Healthcare Corp.
8.125%, 4/1/22	850,000	930,750
6.75%, 6/15/23	400,000	433,000
5.125%, 5/1/25	350,000	360,500
7.00%, 8/1/25	475,000	500,527
6.25%, 2/1/27, 144A	400,000	428,500

		8,765,625

Pharmaceuticals - 5.2%
Bausch Health Americas, Inc., 144A
9.25%, 4/1/26	500,000	573,618
Bausch Health Cos., Inc.
6.125%, 4/15/25, 144A	915,000	953,860
9.00%, 12/15/25, 144A	1,005,000	1,135,650
7.00%, 1/15/28, 144A	200,000	219,595
7.25%, 5/30/29, 144A	250,000	280,669
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.00%, 7/15/23, 144A	410,000	267,521
6.00%, 2/1/25, 144A	320,000	200,099
Horizon Pharma USA, Inc., 144A
5.50%, 8/1/27	200,000	211,096
Mallinckrodt International Finance SA
4.75%, 4/15/23	108,000	41,343
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.75%, 8/1/22, 144A	220,000	76,863
5.625%, 10/15/23, 144A (a)	150,000	42,437
5.50%, 4/15/25, 144A	250,000	75,000
Par Pharmaceutical, Inc., 144A
7.50%, 4/1/27	500,000	473,763

Teva Pharmaceutical Finance Netherlands III BV
2.20%, 7/21/21	324,000	313,956
2.80%, 7/21/23	900,000	814,500
6.00%, 4/15/24 (a)	500,000	495,000
7.125%, 1/31/25, 144A	300,000	306,000
3.15%, 10/1/26	1,050,000	863,651
6.75%, 3/1/28 (a)	450,000	443,126

		7,787,747

Diversified - 0.1%
Holding Companies-Diversified - 0.1%
Stena AB, 144A
7.00%, 2/1/24	150,000	153,812

Energy - 8.5%
Coal - 0.2%
Peabody Energy Corp.
6.00%, 3/31/22, 144A	175,000	171,062
6.375%, 3/31/25, 144A	195,000	172,088

		343,150

Energy-Alternate Sources - 0.3%
TerraForm Power Operating LLC
5.00%, 1/31/28, 144A	200,000	208,340
4.75%, 1/15/30, 144A	200,000	201,495

		409,835

Oil & Gas - 7.0%
American Energy- Permian Basin LLC, 144A
12.00%, 10/1/24	200,000	125,000
Antero Resources Corp.
5.375%, 11/1/21	325,000	300,950
5.125%, 12/1/22	150,000	122,250
5.625%, 6/1/23 (a)	40,000	28,400
5.00%, 3/1/25 (a)	425,000	276,250
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
10.00%, 4/1/22, 144A	326,000	313,773
7.00%, 11/1/26, 144A	200,000	154,569
Baytex Energy Corp., 144A
5.125%, 6/1/21	150,000	148,747
Brazos Valley Longhorn LLC / Brazos Valley Longhorn Finance Corp.
6.875%, 2/1/25	150,000	117,374
Bruin E&P Partners LLC, 144A
8.875%, 8/1/23	150,000	96,437
California Resources Corp., 144A
8.00%, 12/15/22 (a)	600,000	151,500
Callon Petroleum Co.
6.375%, 7/1/26	100,000	93,535
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A
11.00%, 4/15/25	170,000	171,489
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23 (a)	175,000	168,873
Chesapeake Energy Corp.
7.00%, 10/1/24	200,000	102,498
8.00%, 1/15/25 (a)	384,000	198,240
8.00%, 3/15/26, 144A	204,000	94,324
7.50%, 10/1/26	100,000	49,785
8.00%, 6/15/27 (a)	600,000	288,015
CNX Resources Corp.
5.875%, 4/15/22	310,000	301,475
7.25%, 3/14/27, 144A	200,000	166,505
Denbury Resources, Inc.
9.00%, 5/15/21, 144A	155,000	136,361
9.25%, 3/31/22, 144A	250,000	207,578
7.75%, 2/15/24, 144A	70,000	52,267
Diamond Offshore Drilling, Inc.
7.875%, 8/15/25 (a)	150,000	120,375
Extraction Oil & Gas, Inc.
7.375%, 5/15/24, 144A	100,000	45,541
5.625%, 2/1/26, 144A	300,000	138,854
Gulfport Energy Corp.
6.00%, 10/15/24	225,000	154,620
6.375%, 5/15/25	150,000	97,937
Hilcorp Energy I LP / Hilcorp Finance Co.
5.00%, 12/1/24, 144A	175,000	156,328
5.75%, 10/1/25, 144A	200,000	174,317
6.25%, 11/1/28, 144A	150,000	126,612
MEG Energy Corp.
6.375%, 1/30/23, 144A	250,000	245,623
7.00%, 3/31/24, 144A	290,000	285,106
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/26, 144A	200,000	133,570
10.50%, 5/15/27, 144A	150,000	110,677
Nabors Industries, Inc.
4.625%, 9/15/21	200,000	190,450
5.50%, 1/15/23 (a)	100,000	88,250
5.75%, 2/1/25	300,000	234,875
Noble Holding International Ltd.
7.95%, 4/1/25	150,000	73,937
7.875%, 2/1/26, 144A	225,000	141,828
Oasis Petroleum, Inc.
6.875%, 3/15/22	237,000	222,039
6.25%, 5/1/26, 144A	150,000	108,004
QEP Resources, Inc.
5.25%, 5/1/23	200,000	190,500
5.625%, 3/1/26 (a)	150,000	136,496

Range Resources Corp.
5.00%, 8/15/22	50,000	47,500
5.00%, 3/15/23 (a)	402,000	350,238
4.875%, 5/15/25 (a)	200,000	163,500
Rowan Cos., Inc.
4.875%, 6/1/22	250,000	154,453
SM Energy Co.
6.125%, 11/15/22	150,000	146,672
5.00%, 1/15/24	100,000	92,292
5.625%, 6/1/25	275,000	251,052
6.75%, 9/15/26 (a)	100,000	91,285
6.625%, 1/15/27	100,000	91,232
Southwestern Energy Co.
6.20%, 1/23/25	307,000	267,861
7.50%, 4/1/26	200,000	175,755
7.75%, 10/1/27	150,000	130,691
Transocean, Inc.
9.00%, 7/15/23, 144A	300,000	306,840
7.50%, 1/15/26, 144A	450,000	405,080
Ultra Resources, Inc.
9% Cash, 2% PIK, 7/12/24 PIK	202,266	34,385
Valaris PLC
7.75%, 2/1/26 (a)	250,000	113,131
Whiting Petroleum Corp.
5.75%, 3/15/21 (a)	275,000	252,244
6.25%, 4/1/23 (a)	150,000	104,625
6.625%, 1/15/26	300,000	171,758

		10,392,728

Oil & Gas Services - 0.3%
KCA Deutag UK Finance PLC, 144A
9.875%, 4/1/22 (a)	200,000	133,562
SESI LLC
7.125%, 12/15/21	320,000	239,200
7.75%, 9/15/24	107,000	61,481

		434,243

Pipelines - 0.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 9/15/24	200,000	171,500
5.75%, 3/1/27, 144A	220,000	174,356
5.75%, 1/15/28, 144A	200,000	155,005
Genesis Energy LP / Genesis Energy Finance Corp.
6.50%, 10/1/25	200,000	181,494
6.25%, 5/15/26	170,000	148,691
NGL Energy Partners LP / NGL Energy Finance Corp.
7.50%, 11/1/23	200,000	191,898
7.50%, 4/15/26, 144A	100,000	89,737

		1,112,681

Financial - 9.1%
Banks - 1.0%
Freedom Mortgage Corp.
8.125%, 11/15/24, 144A	300,000	296,564
8.25%, 4/15/25, 144A	100,000	99,499
Intesa Sanpaolo SpA
5.017%, 6/26/24, 144A	450,000	468,460
5.71%, 1/15/26, 144A	570,000	608,812

		1,473,335

Diversified Financial Services - 3.8%
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625%, 7/15/26, 144A	250,000	264,843
9.75%, 7/15/27, 144A	350,000	369,188
goeasy Ltd., 144A
5.375%, 12/1/24	150,000	151,500
LPL Holdings, Inc., 144A
5.75%, 9/15/25	300,000	317,760
Nationstar Mortgage Holdings, Inc.
8.125%, 7/15/23, 144A	300,000	321,747
9.125%, 7/15/26, 144A	300,000	331,875
Navient Corp.
5.50%, 1/25/23	450,000	475,312
7.25%, 9/25/23	400,000	444,996
Series MTN, 6.125%, 3/25/24	100,000	106,999
5.875%, 10/25/24	150,000	160,123
6.75%, 6/15/26	200,000	214,521
NFP Corp., 144A
6.875%, 7/15/25	225,000	219,935
Quicken Loans, Inc.
5.75%, 5/1/25, 144A	445,000	463,296
5.25%, 1/15/28, 144A	330,000	345,107
Springleaf Finance Corp.
6.875%, 3/15/25	600,000	686,712
7.125%, 3/15/26	327,000	377,481
6.625%, 1/15/28	200,000	221,465
5.375%, 11/15/29	250,000	258,125

		5,730,985

Insurance - 1.1%
Acrisure LLC / Acrisure Finance, Inc.
8.125%, 2/15/24, 144A	250,000	266,094
7.00%, 11/15/25, 144A	300,000	269,763
10.125%, 8/1/26, 144A	110,000	113,011
Ardonagh Midco 3 PLC, 144A
8.625%, 7/15/23 (a)	130,000	129,089
AssuredPartners, Inc., 144A
7.00%, 8/15/25	150,000	149,998
Genworth Holdings, Inc.
7.625%, 9/24/21	200,000	207,164

HUB International Ltd., 144A
7.00%, 5/1/26	450,000	462,386

		1,597,505

Real Estate - 0.6%
Howard Hughes Corp., 144A
5.375%, 3/15/25	315,000	331,276
Realogy Group LLC / Realogy Co.-Issuer Corp.
5.25%, 12/1/21, 144A	200,000	201,950
4.875%, 6/1/23, 144A (a)	200,000	196,000
9.375%, 4/1/27, 144A (a)	150,000	151,129

		880,355

Real Estate Investment Trusts - 2.1%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A
5.75%, 5/15/26	300,000	313,312
CBL & Associates LP
5.25%, 12/1/23	100,000	73,511
5.95%, 12/15/26	200,000	132,965
ESH Hospitality, Inc., 144A
4.625%, 10/1/27	250,000	251,831
Iron Mountain, Inc.
4.875%, 9/15/27, 144A	320,000	329,543
5.25%, 3/15/28, 144A	250,000	261,206
4.875%, 9/15/29, 144A	300,000	304,447
iStar, Inc.
4.75%, 10/1/24	200,000	205,873
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A
5.25%, 10/1/25	150,000	152,687
Ryman Hospitality Properties, Inc., 144A
4.75%, 10/15/27	150,000	154,848
Senior Housing Properties Trust
4.75%, 2/15/28	150,000	152,003
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A
7.125%, 12/15/24 (a)	30,000	24,825
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
6.00%, 4/15/23, 144A	150,000	141,750
8.25%, 10/15/23	494,000	422,370
Washington Prime Group LP
6.45%, 8/15/24 (a)	250,000	240,000

		3,161,171

Venture Capital - 0.5%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.75%, 9/15/24, 144A	150,000	153,188
6.375%, 12/15/25	200,000	211,998
6.25%, 5/15/26	350,000	372,968

		738,154

Industrial - 8.1%
Aerospace/Defense - 3.0%
Bombardier, Inc.
8.75%, 12/1/21, 144A	400,000	433,900
5.75%, 3/15/22, 144A	150,000	153,374
6.00%, 10/15/22, 144A	150,000	150,750
6.125%, 1/15/23, 144A	500,000	508,200
7.50%, 12/1/24, 144A	460,000	473,796
7.50%, 3/15/25, 144A	300,000	304,500
7.875%, 4/15/27, 144A	650,000	655,515
TransDigm, Inc.
6.50%, 5/15/25	300,000	312,375
6.375%, 6/15/26	481,000	506,629
5.50%, 11/15/27, 144A	750,000	751,875
Triumph Group, Inc.
7.75%, 8/15/25	150,000	156,437

		4,407,351

Building Materials - 0.7%
Builders FirstSource, Inc., 144A
6.75%, 6/1/27	150,000	162,368
Cornerstone Building Brands, Inc., 144A
8.00%, 4/15/26	209,000	212,663
JELD-WEN, Inc.
4.625%, 12/15/25, 144A	176,000	178,053
4.875%, 12/15/27, 144A	135,000	135,553
Standard Industries, Inc.
5.00%, 2/15/27, 144A	140,000	145,575
4.75%, 1/15/28, 144A	210,000	217,313

		1,051,525

Electrical Components & Equipment - 0.2%
Energizer Holdings, Inc., 144A
7.75%, 1/15/27	300,000	335,947

Electronics - 0.5%
APX Group, Inc.
8.75%, 12/1/20 (a)	382,000	374,360
7.875%, 12/1/22	350,000	348,685

		723,045

Engineering & Construction - 0.2%
Brand Industrial Services, Inc., 144A
8.50%, 7/15/25	341,000	333,324

Environmental Control - 0.4%
Covanta Holding Corp.
5.875%, 7/1/25	150,000	157,188
GFL Environmental, Inc.
5.375%, 3/1/23, 144A	150,000	151,125
7.00%, 6/1/26, 144A	150,000	153,052
8.50%, 5/1/27, 144A	150,000	159,994

		621,359

Machinery-Construction & Mining - 0.2%
Vertiv Group Corp., 144A
9.25%, 10/15/24	250,000	246,250

Machinery-Diversified - 0.1%
Cloud Crane LLC, 144A
10.125%, 8/1/24	162,000	167,668

Packaging & Containers - 2.6%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
6.00%, 2/15/25, 144A	650,000	684,125
5.25%, 8/15/27, 144A	225,000	231,991
Berry Global, Inc.
4.50%, 2/15/26, 144A	200,000	203,859
5.625%, 7/15/27, 144A	100,000	106,752
Flex Acquisition Co., Inc.
6.875%, 1/15/25, 144A	190,000	181,448
7.875%, 7/15/26, 144A	150,000	143,598
LABL Escrow Issuer LLC
6.75%, 7/15/26, 144A	250,000	256,719
10.50%, 7/15/27, 144A	200,000	199,465
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/24, 144A	530,000	543,245
7.25%, 4/15/25, 144A	350,000	332,497
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144A
7.00%, 7/15/24	250,000	259,219
Silgan Holdings, Inc., 144A
4.125%, 2/1/28	150,000	150,657
Trivium Packaging Finance BV
5.50%, 8/15/26, 144A	325,000	341,864
8.50%, 8/15/27, 144A	215,000	234,355

		3,869,794

Transportation - 0.1%
Hornbeck Offshore Services, Inc.
5.00%, 3/1/21 (a)	200,000	60,000
Kenan Advantage Group, Inc., 144A
7.875%, 7/31/23 (a)	150,000	146,687

		206,687

Trucking & Leasing - 0.1%
Fortress Transportation & Infrastructure Investors LLC, 144A
6.50%, 10/1/25	100,000	103,208

Technology - 4.6%
Computers - 1.4%
Banff Merger Sub, Inc., 144A
9.75%, 9/1/26	450,000	422,899
Diebold Nixdorf, Inc.
8.50%, 4/15/24	125,000	107,449
Exela Intermediate LLC / Exela Finance, Inc., 144A
10.00%, 7/15/23	320,000	115,200
Harland Clarke Holdings Corp.
9.25%, 3/1/21, 144A (a)	250,000	232,600
8.375%, 8/15/22, 144A	200,000	150,562
NCR Corp.
5.75%, 9/1/27, 144A	150,000	155,697
6.125%, 9/1/29, 144A	150,000	158,598
Western Digital Corp.
4.75%, 2/15/26	700,000	722,313

		2,065,318

Office/Business Equipment - 0.3%
Pitney Bowes, Inc.
4.625%, 5/15/22	266,000	269,075
4.625%, 3/15/24 (a)	200,000	193,998

		463,073

Software - 2.9%
Camelot Finance SA, 144A
4.50%, 11/1/26	150,000	153,124
CDK Global, Inc.
4.875%, 6/1/27	200,000	209,986
5.25%, 5/15/29, 144A	150,000	159,210
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A
5.75%, 3/1/25	370,000	382,946
Dun & Bradstreet Corp.
6.875%, 8/15/26, 144A	200,000	218,375
10.25%, 2/15/27, 144A	200,000	223,465
Informatica LLC, 144A
7.125%, 7/15/23	150,000	152,811

MSCI, Inc., 144A
4.00%, 11/15/29	300,000	302,250
Nuance Communications, Inc.
5.625%, 12/15/26	200,000	212,965
Rackspace Hosting, Inc., 144A
8.625%, 11/15/24 (a)	390,000	378,300
Solera LLC / Solera Finance, Inc., 144A
10.50%, 3/1/24	500,000	521,870
SS&C Technologies, Inc., 144A
5.50%, 9/30/27	650,000	696,686
TIBCO Software, Inc., 144A
11.375%, 12/1/21	350,000	361,594
Veritas US, Inc. / Veritas Bermuda Ltd., 144A
10.50%, 2/1/24 (a)	400,000	369,166

		4,342,748

Utilities - 1.8%
Electric - 1.5%
Calpine Corp.
5.50%, 2/1/24	150,000	153,006
5.75%, 1/15/25	500,000	508,750
5.25%, 6/1/26, 144A	360,000	377,083
Clearway Energy Operating LLC
5.375%, 8/15/24	70,000	71,925
5.75%, 10/15/25	225,000	236,810
Drax Finco PLC, 144A
6.625%, 11/1/25	100,000	106,129
InterGen NV, 144A
7.00%, 6/30/23	260,000	253,500
Talen Energy Supply LLC
10.50%, 1/15/26, 144A	400,000	340,265
7.25%, 5/15/27, 144A	100,000	102,288
6.625%, 1/15/28, 144A	100,000	98,285

		2,248,041

Gas - 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.875%, 8/20/26	200,000	219,964
5.75%, 5/20/27	180,000	196,618

		416,582

TOTAL CORPORATE BONDS (Cost $149,104,019)		145,938,688

	Number of Shares	Value
SECURITIES LENDING COLLATERAL - 6.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (b)(c) (Cost $9,132,602)	9,132,602	9,132,602

TOTAL INVESTMENTS - 104.2% (Cost $158,236,621)		$155,071,290
Other assets and liabilities, net - (4.2%)		(6,210,908)

NET ASSETS - 100.0%		$148,860,382

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2019 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2019	Value ($) at 11/30/2019
SECURITIES LENDING COLLATERAL — 6.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (b)(c)
9,810,481	—	(677,879) (d)	—	—	39,590	—	9,132,602	9,132,602
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 1.58% (b)
2,360,073	5,378,391	(7,738,464)	—	—	3,885	—	—	—

12,170,554	5,378,391	(8,416,343)	—	—	43,475	—	9,132,602	9,132,602

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2019 amounted to $9,329,064, which is 6.3% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $666,056.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2019.

MTN:	Medium Term Note
PIK:	Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$145,938,688	$—	$145,938,688
Short-Term Investments (e)	9,132,602	—	—	9,132,602

TOTAL	$9,132,602	$145,938,688	$—	$155,071,290

(e)	See Schedule of Investments for additional detailed categorizations.